ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Jan. 31, 2023
Stockholders' Equity Note [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss includes items such as foreign currency translation adjustments and unrealized gains and losses on derivative financial instruments designated as hedges. Accumulated other comprehensive loss is presented as a separate line item in the equity section of our consolidated balance sheets. Accumulated other comprehensive loss items have no impact on our net income as presented in our consolidated statements of operations.
The following table summarizes changes in the components of our accumulated other comprehensive loss for the years ended January 31, 2023, 2022, and 2021:

(in thousands)	Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges	Foreign Currency Translation Adjustments	Total
Balance at January 31, 2020	596	(14,519)	(13,923)
Other comprehensive income (loss) before reclassifications	1,599	(1,545)	54
Amounts reclassified out of accumulated other comprehensive income	1,636	—	1,636
Net current period OCI	(37)	(1,545)	(1,582)
Balance at January 31, 2021	559	(16,064)	(15,505)
Other comprehensive income (loss) before reclassifications	1,229	(5)	1,224
Amounts reclassified out of accumulated other comprehensive income	2,398	—	2,398
Net current period OCI	(1,169)	(5)	(1,174)
Balance at January 31, 2022	(610)	(16,069)	(16,679)
Other comprehensive (loss) income before reclassifications	(6,148)	1,382	(4,766)
Amounts reclassified out of accumulated other comprehensive income	(6,131)	—	(6,131)
Net current period OCI	(16)	1,382	1,365
Balance at January 31, 2023	$(626)	$(14,687)	$(15,314)

All amounts presented in the table above are net of income taxes, if applicable. The accumulated net income in foreign currency translation adjustments primarily reflect the weakening of the U.S. dollar against the Brazilian real, which has resulted in higher U.S. dollar-translated balances of Brazilian real.

The amounts reclassified out of accumulated other comprehensive loss into the consolidated statements of operations, with presentation location, for the years ended January 31, 2023, 2022, and 2021, were as follows:

	Year Ended January 31,			Financial Statement Location
(in thousands)	2023	2022	2021
Unrealized (losses) gains on derivative financial instruments:
Foreign currency forward contracts	$(54)	$6	$39	Cost of software revenue
	(278)	40	117	Cost of software service revenue
	(311)	225	92	Cost of professional service and other revenue
	(3,009)	1,190	960	Research and development, net
	(2,479)	853	674	Selling, general and administrative
	(6,131)	2,314	1,882	Total, before income taxes
	—	84	(246)	(Provision) benefit for income taxes
	$(6,131)	$2,398	$1,636	Total, net of income taxes